Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00002 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	6.45
Maximum Aggregate Offering Price	$ 12,900,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,974.99
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00002 per share (“Class A Common Stock”), of Fastly, Inc. (the “Registrant”) that become issuable under the Registrant’s 2025 Employment Inducement Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction.
(2)Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Class A Common Stock as reported on The New York Stock Exchange on August 1, 2025.
(3)The Registrant does not have any fee offsets.